October 30, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III, we are filing, pursuant to the Securities Act of 1933, as amended, The Advisors’ Inner Circle Fund III’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the following reorganizations: (i) the reorganization of the AMG SouthernSun Small Cap Fund, a series of AMG Funds, into the SouthernSun Small Cap Fund, a newly created series of The Advisors’ Inner Circle Fund III; and (ii) the reorganization of the AMG SouthernSun U.S. Equity Fund (together with AMG SouthernSun Small Cap Fund, the “Target Funds,” and each, a “Target Fund”), a series of AMG Funds, into the SouthernSun U.S. Equity Fund (together with the SouthernSun Small Cap Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), a newly created series of The Advisors’ Inner Circle Fund III. Pursuant to the Agreement and Plan of Reorganization, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Very truly yours,

/s/ Brian T. London

Brian T. London

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001